Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Detail) $ in Millions	Dec. 31, 2022 CAD ($)
Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 3,694
Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	469
Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	103
Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	70
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	313
Impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	229
Impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	74
Impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1
FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	2,130
FVTPL [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	9
AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	922
AFS [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	0
Less than 90 days [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	3,437
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	317
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	103
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	36
Less than 90 days [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	2,059
Less than 90 days [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	922
90 days and greater [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	257
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	152
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	0
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	34
90 days and greater [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	71
90 days and greater [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 0